Operating Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Lease
9. OPERATING LEASE
The Group has operating leases primarily for office. The components of lease expenses are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Operating lease expenses	42,508	71,706	116,091
Expenses for short-term lease within 12 months	9,245	2,167	2,177

Total lease expenses	51,753	73,873	118,268

Supplemental balance sheet information related to operating lease is as follows:

	As of December 31,
	2020	2021
	RMB	RMB

Right-of-use assets	144,063	309,085

Lease liabilities, current	59,559	127,531
Lease liabilities, non-current	76,373	183,365

Total lease liabilities	135,932	310,896

Supplemental cash flow information related to operating lease is as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	42,620	72,138	102,154
Right-of-use assets obtained in exchange for operating lease liabilities	87,054	112,871	274,358
Weighted average remaining lease term (in years)	3.48	3.75	3.26
Weighted average discount rate	4.75%	4.75%	4.82%
Maturities of lease liabilities are as follows:

As of December 31, 2021
RMB
2022	131,573
2023	96,778
2024	47,191
2025	35,492
2026	25,451
Thereafter	1,834

Total undiscounted lease payments	338,319
Less: imputed interest	(27,423)

Total lease liabilities	310,896